ARK 21SHARES BLOCKCHAIN AND DIGITAL ECONOMY INNOVATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 59.1%	Shares	Value
Consumer Discretionary - 4.0%
Broadline Retail - 4.0%
MercadoLibre, Inc. (a)	80	$209,090

Financials - 45.4%(b)
Asset Management & Custody Banks - 5.0%
Galaxy Digital, Inc. - Class A (a)	11,929	261,225

Diversified Banks - 2.7%
NU Holdings Ltd. - Class A (a)	10,143	139,162

Financial Exchanges & Data - 19.2%
Coinbase Global, Inc. - Class A (a)	2,877	1,008,359

Investment Banking & Brokerage - 7.7%
Etoro Group Ltd. - Class A (a)	1,426	94,957
Robinhood Markets, Inc. - Class A (a)	3,317	310,571
		405,528
Transaction & Payment Processing Services - 10.8%
Block, Inc. (a)	5,874	399,021
PayPal Holdings, Inc. (a)	2,228	165,585
		564,606
Total Financials		2,378,880

Information Technology - 9.7%
Application Software - 1.1%
Circle Internet Group, Inc. (a)	319	57,832

Internet Services & Infrastructure - 8.6%
Shopify, Inc. - Class A (a)	3,921	452,287
Total Information Technology		510,119
TOTAL COMMON STOCKS (Cost $1,878,738)		3,098,089

EXCHANGE TRADED FUNDS - 40.6%
ARK 21Shares Active Bitcoin Futures Strategy ETF (c)(d)	21,169	1,412,923
ARK 21Shares Active Ethereum Futures Strategy ETF (d)	26,929	713,783
TOTAL EXCHANGE TRADED FUNDS (Cost $2,060,512)		2,126,706

ARK 21SHARES ACTIVE ON-CHAIN BITCOIN STRATEGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25% (e)	17,163	$17,163
TOTAL SHORT-TERM INVESTMENTS (Cost $17,163)		17,163

TOTAL INVESTMENTS - 100.0% (Cost $3,956,413)		$5,241,958
Liabilities in Excess of Other Assets - (0.0)% (f)		(2,016)
TOTAL NET ASSETS - 100.0%		$5,239,942

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(f)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARK 21SHARES ETFs

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

ARK 21Shares Blockchain and Digital Economy Innovation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$3,098,089	$—	$—	$3,098,089
Exchange Traded Funds	2,126,706	—	—	2,126,706
Money Market Funds	17,163	—	—	17,163
Total Investments in Securities	$5,241,958	$—	$—	$5,241,958
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The ARK 21Shares Blockchain and Digital Economy Innovation ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended June 30, 2025:

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF	Total
Value, Beginning of Period	$743,954	$520,194	$1,264,148
Purchases	381,078	345,048	726,126
Proceeds from Sales	(142,676)	(42,325)	(185,001)
Net Realized Gains (Losses)	(23,509)	(13,758)	(37,267)
Change in Unrealized Appreciation (Depreciation)	454,076	(95,376)	358,700
Value, End of Period	$1,412,923	$713,783	$2,126,706
Dividend Income	$61,486	$14,196	75,682

Shares, Beginning of Period	17,071	17,586
Number of Shares Purchased	6,584	10,493
Number of Shares Sold	(2,486)	(1,150)
Shares, End of Period	21,169	26,929
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